Note 2 - Summary of Significant Accounting Policies (Details) - Employee and Director Stock Option Activity (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Note 2 - Summary of Significant Accounting Policies (Details) - Employee and Director Stock Option Activity [Line Items]
Balance			378,000
Balance			$ 19.59
Employees and Directors [Member]
Note 2 - Summary of Significant Accounting Policies (Details) - Employee and Director Stock Option Activity [Line Items]
Balance	378,000
Balance	$ 19.59
Granted	1,300,000	0	0	0
Granted	$ 2.20
Cancelled	(1,000)
Cancelled	$ 45.20
Balance	1,677,000		378,000
Balance	$ 6.22		$ 19.59